NONCONTROLLING INTEREST (Details)	12 Months Ended
	Dec. 31, 2014	Nov. 19, 2012
Joint Venture
Schedule of Equity Method Investments [Line Items]
Term of joint venture agreement	5 years
Equity method investment, ownership held		49.00%
Equity method investment, percentage of gross revenues	10.00%
Village Corp
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership held		51.00%